Trade And Other Payables - Summary Of Advances Received And Billings In Excess Of Revenue Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Advances Received And Billings In Excess Of Revenue [Abstract]
At 1 January, Advanced received	$ 31	$ 12
Translation adjustment, Advanced received	(3)	2
Additional contract balances recognised, Advanced received	58	29
Opening balances recognised as revenue, Advanced received	(30)	(12)
Disposals, Advanced received	0
At 31 December, Advanced received	56	31
At 1 January, Billings in excess of revenue	283	239
Translation adjustment, Billings in excess of revenue	(5)	6
Additional contract balances recognised	255	254
Opening balances recognised as revenue	(258)	(216)
Disposals, Billings in excess of revenue	(1)
At 31 December, Billings in excess of revenue	$ 274	$ 283